LOSS PER SHARE	6 Months Ended
Jun. 30, 2022
Loss Per Share

17. LOSS PER SHARE

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive as the Company has a net loss for each period presented:

Thousands of securities	June 30, 2022	June 30, 2021
Stock options (Note 13)	5,407	4,202
Warrants (Note 14)	7,388	9,295
JustCBD potential additional shares to settle contingent consideration (Note 8)	13,141	-
Total anti-dilutive	25,936	13,497